Equity (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,619,559
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 27.62
Granted, Number of Options | shares	66,811
Granted, Weighted Average Exercise Price | $ / shares	$ 13.99
Exercised, Number of Options | shares	(2,898)
Exercised, Weighted Average Exercise Price | $ / shares	$ 3.57
Forfeited, Number of Options | shares	(322,820)
Forfeited, Weighted Average Exercise Price | $ / shares	$ 54.20
Options outstanding, Number of Options | shares	1,360,652
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 20.67
Options exercisable, Number of Options | shares	1,013,621
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 22.25